Financial Assets (Non-current and Current) - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Disclosure of financial assets [line items]
Securities other than investments measured at fair value through other comprehensive income (FVTOCI)		€ 945
Securities other than investments measured at fair value through profit or loss (FVTPL)		181
Decrease in cash and cash equivalents from prior year	€ 1,658
Securities other than investments (due within 3 months)	745	222
TIM S.p.A. [member]
Disclosure of financial assets [line items]
Securities other than investments measured at fair value through other comprehensive income (FVTOCI)		252
INWIT S.p. A [member]
Disclosure of financial assets [line items]
Securities other than investments measured at fair value through other comprehensive income (FVTOCI)		10
Securities other than investments measured at fair value through profit or loss (FVTPL)		181
Italian Treasury Bonds [member]
Disclosure of financial assets [line items]
Securities other than investments measured at fair value through other comprehensive income (FVTOCI)		558
Italian Treasury Bonds Purchased by Telecom Italia Finance S.A. [member]
Disclosure of financial assets [line items]
Securities other than investments measured at fair value through other comprehensive income (FVTOCI)		296
Italian Treasury Bonds Purchased by Telecom Italia Finance S.A. with Different Maturities [member]
Disclosure of financial assets [line items]
Securities other than investments measured at fair value through other comprehensive income (FVTOCI)		387
Certificado de deposito bancario [member]
Disclosure of financial assets [line items]
Securities other than investments (due within 3 months)	€ 744	€ 221